Fair Value Option (Tables)	12 Months Ended
Dec. 31, 2012
Assets and Liabilities, by Type, of Consolidated Investment Management Funds Recorded at Fair Value

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value (in millions)
	Dec. 31, 2012	Dec. 31, 2011
Assets of consolidated investment management funds:
Trading assets	$10,961	$10,751
Other assets	520	596
Total assets of consolidated investment management funds	$11,481	$11,347
Liabilities of consolidated investment management funds:
Trading liabilities	$10,152	$10,053
Other liabilities	29	32
Total liabilities of consolidated investment management funds	$10,181	$10,085

Changes in Fair Value of Long-term Debt Included in Foreign Exchange and Other Trading Revenue

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2012	2011
Changes in the fair value of long-term debt (a)	$(19)	$(57)
(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.